Employee Defined Contribution Plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Employee Defined Contribution Plan
Employee benefit expenses	¥ 100,338	¥ 73,694	¥ 47,362